Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Jan. 11, 2012
Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 3,500,000	$ 0				$ 3,500,000
Cash and Cash Equivalents, at Carrying Value, Total	2,064,456	4,901	1,518,684	0	1,518,684	2,064,456	0
Working Capital Net Amount	3,751,878					3,751,878
Net Income (Loss) Attributable to Parent, Total	5,425,572
Retained Earnings (Accumulated Deficit), Total	(10,156,644)	(99,602)	(4,731,072)	(12,783)	(4,731,072)	(10,156,644)
Proceeds from Issuance of Common Stock	$ 6,487,850	$ 0	$ 3,612,100	$ 0	$ 3,612,100	$ 10,099,950
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets	3 years
Minimum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets	7 years		7 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets	5 years
Maximum [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Property plant and equipments estimated useful lives of assets	10 years		10 years